Note 29 - Related Party Transactions and Key Management Personnel Remuneration - Components of Expenses (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Statement Line Items [Line Items]
Salaries and benefits	$ 2,493	$ 8,939
Share-based compensation, net	1,163	3,738
Key management personnel compensation	$ 3,656	$ 12,677